UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tremblant Capital Group

Address:  767 Fifth Avenue
          New York, New York 10153


13F File Number: 028-11746

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Sylva S. Hsieh
Title:  Assistant Compliance Officer
Phone:  212-735-7447


Signature, Place and Date of Signing:

 Sylva S. Hsieh                New York, New York            August 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None.

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      105

Form 13F Information Table Value Total:    $ 4,503,099
                                            (thousands)


List of Other Included Managers:  None


                                                       TREMBLANT CAPITAL GROUP
                                                            SEC Form 13-F
                                                            June 30, 2007

                              TITLE OF                        VALUE      SHRS OR   SH/ PUT/  INVSMT  OTHR      VOTING AUTHORITY
NAME OF ISSUER                CLASS             CUSIP         (X$1000)   PRN AMT   PRN CALL  DSCRTN  MGRS   SOLE      SHARED   NONE


AIRCASTLE LTD                 COM              G0129K104        9,584      240,745   SH        SOLE          240,745
AIRCASTLE LTD                 COM              G0129K104        5,139      129,100  CALL       SOLE          129,100
AMERICA MOVIL SAB DE CV       SPON ADR L SHS   02364W105      108,520    1,752,294   SH        SOLE        1,752,294
AMERICA MOVIL SAB DE CV       SPON ADR L SHS   02364W105      103,213    1,666,600   PUT       SOLE        1,666,600
AMERICAN COMMERCIAL LINES     COM NEW          025195207        5,065      194,452   SH        SOLE          194,452
AMERICAN COMMERCIAL LINES     COM NEW          025195207        4,767      183,000  CALL       SOLE          183,000
AMERICAN TOWER CORP           CL A             029912201        6,747      160,645   SH        SOLE          160,645
ANADIGICS INC                 COM              032515108        1,034       75,000   SH        SOLE           75,000
APPLE INC                     COM              037833100      175,109    1,434,848   SH        SOLE        1,434,848
BAUSCH & LOMB INC             COM              071707103       64,322      926,300   PUT       SOLE          926,300
BURLINGTON NORTHN SANTA FE C  COM              12189T104       22,948      269,528   SH        SOLE          269,528
CANADIAN NAT RES LTD          COM              136385101       73,443    1,106,898   SH        SOLE        1,106,898
CANADIAN PAC RY LTD           COM              13645T100        5,448       79,162   SH        SOLE           79,162
CENVEO INC                    COM              15670S105       11,503      496,045   SH        SOLE          496,045
CHARTER COMMUNICATIONS INC D  CL A             16117M107        1,742      430,000  CALL       SOLE          430,000
CHICOS FAS INC                COM              168615102       22,675      931,599   SH        SOLE          931,599
CHIPOTLE MEXICAN GRILL INC    CL B             169656204      101,385    1,289,387   SH        SOLE        1,289,387
CIENA CORP                    COM NEW          171779309       12,489      345,656   SH        SOLE          345,656
COGENT COMM GROUP INC         COM NEW          19239V302       46,665    1,562,269   SH        SOLE        1,562,269
COMCAST CORP NEW              CL A             20030N101        2,812      100,000   SH        SOLE          100,000
COMCAST CORP NEW              CL A SPL         20030N200       13,894      496,933   SH        SOLE          496,933
COMMSCOPE INC                 COM              203372107       10,582      181,346   SH        SOLE          181,346
COMMSCOPE INC                 COM              203372107        5,252       90,000  CALL       SOLE           90,000
CORNING INC                   COM              219350105      151,706    5,937,597   SH        SOLE        5,937,597
CORNING INC                   COM              219350105      111,268    4,354,900  CALL       SOLE        4,354,900
COSTCO WHSL CORP NEW          COM              22160K105       57,720      986,337   SH        SOLE          986,337
COUNTRYWIDE FINANCIAL CORP    COM              222372104       18,175      500,000   SH        SOLE          500,000
COVANCE INC                   COM              222816100       49,856      727,186   SH        SOLE          727,186
CROSSTEX ENERGY INC           COM              22765Y104        9,548      332,342   SH        SOLE          332,342
CSX CORP                      COM              126408103       18,504      410,468   SH        SOLE          410,468
CVS CAREMARK CORPORATION      COM              126650100      104,481    2,866,424   SH        SOLE        2,866,424
CYTYC CORP                    COM              232946103       39,381      913,500   SH        SOLE          913,500
CYTYC CORP                    COM              232946103       39,381      913,500   PUT       SOLE          913,500
DADE BEHRING HLDGS INC        COM              23342J206       54,500    1,025,980   SH        SOLE        1,025,980
DICKS SPORTING GOODS INC      COM              253393102       30,387      522,379   SH        SOLE          522,379
DIGITAL RLTY TR INC           COM              253868103       70,311    1,865,992   SH        SOLE        1,865,992
E TRADE FINANCIAL CORP        COM              269246104       41,685    1,887,036   SH        SOLE        1,887,036
ECLIPSYS CORP                 COM              278856109       52,316    2,642,204   SH        SOLE        2,642,204
ECLIPSYS CORP                 COM              278856109        4,316      218,000  CALL       SOLE          218,000
EQUINIX INC                   COM NEW          29444U502       12,055      131,795   SH        SOLE          131,795
FOCUS MEDIA HLDG LTD          SPONSORED ADR    34415V109       75,872    1,502,859   SH        SOLE        1,502,859
FOSTER WHEELER LTD            SHS NEW          G36535139       12,855      120,155   SH        SOLE          120,155
GILDAN ACTIVEWEAR INC         COM              375916103       34,924    1,018,475   SH        SOLE        1,018,475
GOOGLE INC                    CL A             38259P508      197,473      377,794   SH        SOLE          377,794
HERTZ GLOBAL HOLDINGS INC     COM              42805T105        3,506      131,962   SH        SOLE          131,962
INPHONIC INC                  COM              45772G105        2,599      555,265   SH        SOLE          555,265
INTERCONTINENTALEXCHANGE INC  COM              45865V100       20,616      139,440   SH        SOLE          139,440
INVITROGEN CORP               COM              46185R100       41,152      557,996   SH        SOLE          557,996
IRIDEX CORP                   COM              462684101        1,385      263,240   SH        SOLE          263,240
ISHARES TR                    FTSE XNHUA IDX   464287184       12,241       95,000   PUT       SOLE           95,000
ISHARES TR                    MSCI EMERG MKT   464287234      151,292    1,149,200   PUT       SOLE        1,149,200
LAS VEGAS SANDS CORP          COM              517834107        4,583       60,000  CALL       SOLE           60,000
LCA-VISION INC                COM PAR $.001    501803308       52,669    1,114,450   SH        SOLE        1,114,450
LEAP WIRELESS INTL INC        COM NEW          521863308      129,178    1,528,733   SH        SOLE        1,528,733
LEVEL 3 COMMUNICATIONS INC    COM              52729N100       44,444    7,597,273   SH        SOLE        7,597,273
LJ INTL INC                   ORD              G55312105        5,026      462,795   SH        SOLE          462,795
LJ INTL INC                   ORD              G55312105        9,758      898,500  CALL       SOLE          898,500
LOWES COS INC                 COM              548661107       37,818    1,232,272   SH        SOLE        1,232,272
MARVEL ENTERTAINMENT INC      COM              57383T103        5,430      213,113   SH        SOLE          213,113
MONSTER WORLDWIDE INC         COM              611742107        6,576      159,993   SH        SOLE          159,993
NAVISITE INC                  COM NEW          63935M208        7,585      998,056   SH        SOLE          998,056
NII HLDGS INC                 CL B NEW         62913F201       55,827      691,446   SH        SOLE          691,446
NORFOLK SOUTHERN CORP         COM              655844108       10,399      197,809   SH        SOLE          197,809
NTELOS HLDGS CORP             COM              67020Q107       13,596      491,898   SH        SOLE          491,898
NUANCE COMMUNICATIONS INC     COM              67020Y100        6,986      417,563   SH        SOLE          417,563
NVR INC                       COM              62944T105       77,801      114,455   SH        SOLE          114,455
NYSE EURONEXT                 COM              629491101      233,113    3,166,441   SH        SOLE        3,166,441
P T TELEKOMUNIKASI INDONESIA  SPONSORED ADR    715684106        6,465      150,000   SH        SOLE          150,000
PAETEC HOLDING CORP           COM              695459107       50,051    4,433,175   SH        SOLE        4,433,175
PAETEC HOLDING CORP           COM              695459107        2,269      201,000  CALL       SOLE          201,000
PALM INC NEW                  COM              696643105       21,289    1,328,900   PUT       SOLE        1,328,900
PF CHANGS CHINA BISTRO INC    COM              69333Y108        5,035      143,047   SH        SOLE          143,047
PGT INC                       COM              69336V101        5,474      500,800   SH        SOLE          500,800
PHARMACEUTICAL PROD DEV INC   COM              717124101       64,813    1,693,564   SH        SOLE        1,693,564
PHARMANET DEV GROUP INC       COM              717148100       16,500      517,553   SH        SOLE          517,553
QUALCOMM INC                  COM              747525103      181,754    4,188,856   SH        SOLE        4,188,856
QUALCOMM INC                  CALL             747525103       70,418    1,622,900  CALL       SOLE        1,622,900
QUANTUM FUEL SYS TECH WORLDW  COM              74765E109        2,289    1,467,434   SH        SOLE        1,467,434
REDWOOD TR INC                COM              758075402       19,671      406,595   SH        SOLE          406,595
RESEARCH IN MOTION LTD        COM              760975102      362,751    1,813,847   SH        SOLE        1,813,847
RESEARCH IN MOTION LTD        COM              760975102      116,814      584,100  CALL       SOLE          584,100
ROSS STORES INC               COM              778296103       11,438      371,369   SH        SOLE          371,369
RYLAND GROUP INC              COM              783764103       47,122    1,260,950   SH        SOLE        1,260,950
SBA COMMUNICATIONS CORP       COM              78388J106       42,153    1,254,927   SH        SOLE        1,254,927
SELECT SECTOR SPDR TR         SBI INT - ENERGY 81369Y506       13,108      190,000  CALL       SOLE          190,000
SERVICE CORP INTL             COM              817565104        7,266      568,576   SH        SOLE          568,576
SERVICE CORP INTL             COM              817565104        6,390      500,000  CALL       SOLE          500,000
SHAW GROUP INC                COM              820280105       24,608      531,612   SH        SOLE          531,612
STREETTRACKS SER TR           SPDR S&P HOMEB   86330E745       23,833      788,400   PUT       SOLE          788,400
TD AMERITRADE HLDG CORP       COM              87236Y108       31,968    1,598,392   SH        SOLE        1,598,392
TURKCELL ILETISIM HIZMETLERI  SPON ADR NEW     900111204       10,760      646,247   SH        SOLE          646,247
TWEEN BRANDS INC              COM              901166108       22,846      512,237   SH        SOLE          512,237
TYCO INTL LTD NEW             COM              902124106       53,037    1,569,610   SH        SOLE        1,569,610
UBS AG                        SHS NEW          H89231338      103,295    1,721,302   SH        SOLE        1,721,302
ULTRAPETROL BAHAMAS LTD       COM              P94398107       17,303      730,071   SH        SOLE          730,071
UNION PAC CORP                COM              907818108       25,397      220,556   SH        SOLE          220,556
UNITEDHEALTH GROUP INC        COM              91324P102       37,803      739,200   SH        SOLE          739,200
VIRGIN MEDIA INC              PUT              92769L101        1,950       80,000   PUT       SOLE           80,000
WAL MART STORES INC           COM              931142103       63,984    1,329,950   SH        SOLE        1,329,950
WARNER CHILCOTT LIMITED       COM CL A         G9435N108        3,290      181,888   SH        SOLE          181,888
WASHINGTON GROUP INTL INC     COM NEW          938862208       22,414      280,146   SH        SOLE          280,146
WELLPOINT INC                 COM              94973V107       19,798      248,000   SH        SOLE          248,000
WILLBROS GROUP INC            COM              969199108       27,473      925,626   SH        SOLE          925,626
WORLD FUEL SVCS CORP          COM              981475106        4,638      110,279   SH        SOLE          110,279
YAHOO INC                     COM              984332106       21,001      774,100  CALL       SOLE          774,100



SK 03338 0003 801260